Income Tax Reconciliation (unaudited)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Tax Reconciliation (unaudited)

7.	Income Tax Reconciliation (unaudited)

As of December 31, 2016, total Partners’ Equity included in the financial statements was $2,282,661. As of December 31, 2016, total Partners’ equity for federal income tax purposes was $2,778,604. The primary differences are organizational and offering expenses and distribution expenses, which are a reduction in Limited Partners’ capital accounts for financial reporting purposes but not for federal income tax reporting purposes and differences in depreciation and amortization for financial reporting purposes and federal income tax purposes.

The following table reconciles the net loss for financial statement reporting purposes to the net loss for federal income tax purposes for the period ended December 31, 2016:

For the Period Ended
December 31, 2016
Net loss per financial statements	$(274,750)
Depreciation and amortization	(159,666)
Advanced rental payments	11,647

Net loss for federal income tax purposes	$(422,769)